Shareholders’ Equity (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares	Jun. 30, 2024 ₪ / shares	Dec. 31, 2023 ₪ / shares shares
Shareholders’ Equity [Line Items]
Ordinary shares authorized | shares	3,454,112,863			3,454,112,863
Common stock par value | ₪ / shares			₪ 0.00001	₪ 0.00001
Weighted average fair values at options granted | $ / shares	$ 5.5	$ 2.65
Aggregate number of shares issued | shares	1,871,687
Unrecognized compensation costs | $	$ 64,726
Weighted average period	2 years 11 months 23 days
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Weighted average fair value at restricted stock units | $ / shares		$ 9.64